CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income	¥ 594,980	$ 91,185	¥ 2,294,552	¥ 1,977,306
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs and discounts	6,911	1,059	2,039	2,332
Share-based compensation expenses	198,825	30,472	177,262	122,636
Amortization of the right-of-use assets	53,860	8,254	47,895
Depreciation and amortization	53,400	8,189	39,945	30,398
Provision for credit losses of financing receivables	779,235	119,423	708,684	884,056
Provision for credit losses of contract assets and receivables	441,805	67,710	125,471	38,254
Provision for credit losses of contingent liabilities of guarantee	2,880,590	441,470
Change in inventory provision	(394)	(60)	(1,007)	(3,334)
Net change in fair value of financial guarantee derivatives	707,442	108,420	212,256	(197,027)
Net change in fair value of loans at fair value	47,282	7,246
Net gain on guarantee liabilities			(196,063)	(108,316)
Deferred income tax	(503,520)	(77,168)	59,923	58,176
Investment-related impairment	69,156	10,599		15,215
Gain on disposal of long-term investments	(8,553)	(1,311)	(6,128)
Fair value changes of long-term investments	(19,071)	(2,922)	(51,263)	(18,753)
Share of results of an equity investee	9,000	1,384	5,180	0
Fair value changes of other assets	10,707	1,641
Foreign exchange loss/(gain)	(85,245)	(13,064)	(23,367)	4,876
Changes in operating assets and liabilities:
Financing receivables related to online direct sales	287,660	44,086	36,076	219,450
Accrued interest receivable	(27,190)	(4,167)	28,659	46,679
Prepaid expenses and other current assets	272,813	41,810	(730,038)	(136,276)
Deposits to insurance companies and guarantee companies	184,722	28,310	(1,251,003)
Amounts due from related parties	(941)	(144)		9,447
Guarantee receivables	274,799	42,115	(981,449)	(534,112)
Contract assets and service fees receivable	(1,025,303)	(157,135)	(2,342,245)	(981,958)
Other long-term liabilities	(177)	(27)	(34,394)
Inventories	60,005	9,196	(48,578)	47,791
Other assets	(74,898)	(11,479)	(297,900)	4,071
Accounts payable	(158,876)	(24,349)	65,989	(62,329)
Amounts due to related parties	(3,333)	(511)	1,354
Accrued interest payable	(50,189)	(7,692)	(95,192)	(108,166)
Guarantee liabilities			1,493,860	587,471
Deferred guarantee income	(787,232)	(120,649)
Contingent guarantee liabilities	(3,566,157)	(546,537)
Funds payable to Individual Investors	(618,749)	(94,827)	(163,360)	782,109
Land use rights	(1,000,467)	(153,328)
Accrued expenses and other current liabilities	786,019	120,463	144,338	114,714
Net cash provided by/(used in) operating activities	(211,019)	(32,338)	(778,504)	2,794,710
Cash flows from investing activities:
Cash paid on long-term investments	(97,200)	(14,897)	(387,705)	(120,000)
Proceeds from disposal of investments and refund of prepayment on long-term investments	39,698	6,084	9,000
Purchases of property, equipment and software	(86,573)	(13,268)	(49,865)	(54,226)
Financing receivables originated and purchased (excluding receivables related to online direct sales)	(23,193,607)	(3,554,576)	(10,632,362)	(13,606,064)
Principal collection on financing receivables and recoveries (excluding receivables related to online direct sales)	21,447,154	3,286,920	11,899,784	17,721,142
Investments in loans at fair value	(7,067,271)	(1,083,106)
Collection of principals of loans at fair value	6,638,596	1,017,409
Placement of restricted time deposits	(1,831,869)	(280,746)	(2,486,643)	(604,736)
Withdrawal of restricted time deposits	2,014,643	308,758	864,212	267,874
Net cash provided by/(used in) investing activities	(2,136,429)	(327,422)	(783,579)	3,603,990
Cash flows from financing activities:
Proceeds from non-controlling shareholders	40,000	6,130
Proceeds from borrowings	2,003,977	307,123	2,652,191	834,000
Principal payments on borrowings	(2,154,605)	(330,208)	(1,112,510)	(566,819)
Proceeds from funding debts	20,546,221	3,148,846	8,373,790	14,918,165
Principal payments on funding debts	(19,210,552)	(2,944,146)	(8,946,714)	(20,858,941)
Proceeds from issuance of convertible notes, net of debt discount			2,096,408
Payment of debt issuance costs			(24,048)	(636)
Proceeds from share issuance upon the underwriters’ exercise of over-allotment options, net of issuance costs				95,125
Exercise of share-based awards	7,970	1,221	10,968	14
Payment of initial public offering expenses				(38,399)
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders			348,264	170,790
Repayment of liabilities to Pre-IPO Series C-1 preferred shareholders			(339,528)	(171,240)
Net cash (used in)/ provided by financing activities	1,233,011	188,966	3,058,821	(5,617,941)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(27,970)	(4,287)	(8,246)	(18,911)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(1,142,407)	(175,081)	1,488,492	761,848
Cash and cash equivalents and restricted cash at beginning of the year	3,985,626	610,824	2,497,134	1,735,286
Cash and cash equivalents at beginning of the year	2,085,234	319,576	1,148,292	1,126,475
Restricted cash at beginning of the year	1,900,392	291,248	1,348,842	608,811
Cash and cash equivalents and restricted cash at end of the year	2,839,906	435,235	3,985,626	2,497,134
Cash and cash equivalents at beginning of the year	1,563,755	239,656	2,085,234	1,148,292
Restricted cash at beginning of the year	1,276,151	195,579	1,900,392	1,348,842
Supplemental disclosure of cash flows information
Cash paid for interest expense of borrowings and convertible notes	120,125	18,410	32,252	25,468
Cash paid for income tax expense	300,232	46,013	¥ 222,411	185,015
Cash paid for land use rights	516,000	79,080
Non-cash investing and financing activities
Long-term investments financed by accrued expenses and other current liabilities				¥ 36,414
Effect Due to the Adoption of ASC 326 (Note 2(g))
Cash flows from financing activities:
Cash and cash equivalents and restricted cash at end of the year	¥ (3,313)	$ (508)